Cover Page Document	Aug. 14, 2026
Entity Listings [Line Items]
Document Period End Date	Aug. 14, 2026
Registrant Name	TEAMSHARES INC.
Document Type	8-K
Entity Incorporation, State or Country Code	DE
Contained File Information, File Number	001-42540
Entity Tax Identification Number	61-2235506
Entity Address, Address Line One	214 Sullivan Street
Entity Address, Address Line Two	3B
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10012
City Area Code	917
Local Phone Number	310-2731
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Central Index Key	0002048951
Amendment Flag	false
Common Stock
Entity Listings [Line Items]
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	TMS
Security Exchange Name	NASDAQ
Warrant
Entity Listings [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50 per share
Trading Symbol	TMSWW
Security Exchange Name	NASDAQ